Reverse Recapitalization (Details)		12 Months Ended
	Feb. 13, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares
Reverse Recapitalization [Line Items]
Par value per share (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Issue of ordinary share		2,126,729
Warrant issued to purchase	1
Proceeds from reverse recapitalization (in Dollars) | $	$ 611,708
Operating cash account (in Dollars) | $		$ 600,000
RF Acquisition Corp (“RFAC”) [Member]
Reverse Recapitalization [Line Items]
Issue of ordinary share	1
Conversion of shares	11,499,980
Investor [Member]
Reverse Recapitalization [Line Items]
Issue of ordinary share	2,000,000
RFAC’s Trust Account [Member]
Reverse Recapitalization [Line Items]
Proceeds from reverse recapitalization (in Dollars) | $		$ 600,000
PubCo Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 0.0001
Ordinary share [Member]
Reverse Recapitalization [Line Items]
Issue of ordinary share		2,201,665
Conversion of shares	1
Ordinary share [Member] | RF Acquisition Corp (“RFAC”) [Member]
Reverse Recapitalization [Line Items]
Issue of ordinary share	1,149,998
Minimum [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization exchange ratio	1
Maximum [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization exchange ratio	4.0536